As filed with the Securities and Exchange Commission on October 20, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2015 – August 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
August 31, 2016

MAI Managed Volatility Fund

Managed By MAI Capital Management, LLC

IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the "Fund") managers as of August 31, 2016, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options' prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund's prospectus.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option's exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund's sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income. Sharpe ratio measures risk-adjusted performance. The greater a portfolio's sharpe ratio, the better its risk-adjusted performance has been.

MAI MANAGED VOLATILITY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) AUGUST 31, 2016

Dear Shareholder,

Over the fiscal year ending August 31, 2016, the MAI Managed Volatility Fund's (the "Fund") Institutional Class returned 5.65%. Over the same period, the S&P 500® Index (the "S&P 500") gained 12.55%. Volatility of the Fund's monthly returns, as measured by standard deviation, was 5.95% compared to 12.97% for the S&P 500. The Fund and market exhibited similar risk-adjusted returns with Sharpe ratios of 0.92 and 0.95 respectively.
The low interest rates that we have seen over the past several years continue to dominate the market and investors' behavior. In these twelve months, we have seen yields fall further and some international markets are exhibiting negative interest rates.
The equity markets have also been impacted as the sectors that offer the highest dividend yields have traded at record high price-to-earnings multiples as investors continue to search for yield. This has had a minimum impact on the strategy as we emphasize dividend growth. Thus, on average, we are underweight in the Utility, Telecom, and Real Estate sectors which have attracted investor interest, but generally don't offer significant dividend growth.
The continuing low interest rate environment has had a significant impact on our cash returns. As a central part of our strategy is focused on selling cash secured puts, we hold about 50% of our portfolio in cash. With money-market rates offering negligible yields, we have not seen much return from our cash positions. At this time, we have over 40% of our cash allocation in a ladder of Treasury Bills paying an average rate over 0.40%. This is a small step forward for our investors.
The Fund's strategy seeks to invest in a proprietary portfolio of dividend-producing companies and write covered call options and cash secured put options around those positions. This approach strives to benefit from multiple potential sources of return that we describe in our prospectus and may partially decouple the Fund's performance from the equity market, providing an alternative investment opportunity.
Our portfolio continues to adapt to the changing investor landscape. Over the last few years, the market has offered weekly options, which we now include in the strategy. This has provided additional expirations and strike prices that have allowed us to further reduce term and volatility risk. While we continue to be focused on writing options on the equity securities of individual companies, at certain times it is not compelling to sell puts on a specific individual equity that we believe is worth holding because it is attractively valued, offers good dividend growth potential and should be an attractive candidate for option writing at other times. Therefore, to round out our option exposure, we may write puts on an index or on an index ETF instead. This would likely represent a modest position and not have a material impact on our overall exposure; rather, we view it as a prudent tactical move consistent with our risk managed approach to achieving the Fund's objective.
In late September 2016 the Fund will mark six years since inception. As the Fund begins its seventh year, we want to thank our investors for their support and confidence in our strategy.

Sincerely,

Seth E. Shalov	Kurt D. Nye	Richard J. Buoncore

1

MAI MANAGED VOLATILITY FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) AUGUST 31, 2016

The following chart reflects the change in the value of a hypothetical $50,000 investment in the Institutional Class, including reinvested dividends and distributions, in the MAI Managed Volatility Fund (the "Fund") compared with the performance of the benchmark, the S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Average Annual Total Returns			Since
Periods Ended August 31, 2016	One Year	Five Years	Inception*
MAI Managed Volatility Fund — Institutional Class	5.65%	6.04%	5.66%
MAI Managed Volatility Fund — Investor Class	5.46%	5.82%	5.28%
S&P 500 Index (since September 23, 2010)	12.55%	14.69%	14.12%

	*Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 414-7884. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Class and Investor Class are 1.19% and 3.62%, respectively. However, the Fund's Adviser has agreed to contractually waive its fees and/or reimburse expenses such that total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) do not exceed 0.99% and 1.24% for Institutional Class and Investor Class,  respectively through January 1, 2017 ("Expense Cap"). The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursements of a class to exceed the Expense Cap in place at the time the fees were waived. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

2

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2016

Shares	Security Description	Value
Common Stock - 48.0%
Communications - 1.2%
23,700	Verizon Communications, Inc. (a)(b)	$1,240,221
Consumer Discretionary - 7.5%
20,700	Comcast Corp., Class A (a)(b)	1,350,882
32,100	Ford Motor Co. (a)(b)	404,460
22,700	Macy's, Inc. (a)	821,286
8,000	McDonald's Corp. (a)(b)	925,280
15,500	Target Corp. (a)(b)	1,087,945
13,500	The Home Depot, Inc. (a)(b)	1,810,620
15,000	The Walt Disney Co. (a)(b)	1,416,900
		7,817,373
Consumer Staples - 5.9%
12,300	CVS Health Corp. (a)(b)	1,148,820
14,500	Diageo PLC, ADR (a)(b)	1,630,960
24,800	Mondelez International Inc., Class A (a)(b)	1,116,496
12,800	PepsiCo, Inc. (a)(b)	1,366,400
9,900	The Procter & Gamble Co. (a)(b)	864,369
		6,127,045
Energy - 4.1%
9,800	Chevron Corp. (a)(b)	985,684
7,800	Exxon Mobil Corp. (a)(b)	679,692
17,300	Kinder Morgan, Inc. (a)(b)	378,005
18,300	Occidental Petroleum Corp. (a)(b)	1,406,355
10,500	Schlumberger, Ltd. (a)(b)	829,500
		4,279,236
Financials - 7.2%
83,500	Bank of America Corp. (a)(b)	1,347,690
11,600	Chubb, Ltd. (a)(b)	1,472,388
27,800	JPMorgan Chase & Co. (a)(b)	1,876,500
26,800	MetLife, Inc. (a)(b)	1,163,120
25,100	Wells Fargo & Co. (a)(b)	1,275,080
10,300	Weyerhaeuser Co. REIT (a)(b)	328,055
		7,462,833
Health Care - 7.6%
27,200	Abbott Laboratories (a)(b)	1,142,944
7,200	Amgen, Inc. (a)(b)	1,224,432
12,100	Cardinal Health, Inc. (a)(b)	964,007
9,000	Johnson & Johnson (a)(b)	1,074,060
17,525	Medtronic PLC (a)(b)	1,525,201
33,400	Pfizer, Inc. (a)(b)	1,162,320
6,200	UnitedHealth Group, Inc. (a)(b)	843,510
		7,936,474
Industrials - 5.3%
50,100	General Electric Co. (a)(b)	1,565,124
8,500	Honeywell International, Inc. (a)(b)	992,035
7,600	Raytheon Co. (a)(b)	1,064,988
10,500	The Boeing Co. (a)(b)	1,359,225
4,900	United Technologies Corp. (a)(b)	521,507
		5,502,879
Information Technology - 7.3%
15,200	Apple, Inc. (a)(b)	1,612,720
35,200	Cisco Systems, Inc. (a)(b)	1,106,688
40,200	Intel Corp. (a)(b)	1,442,778
26,300	Microsoft Corp. (a)(b)	1,511,198
16,000	Oracle Corp. (a)(b)	659,520
Shares	Security Description	Value
19,500	QUALCOMM, Inc. (a)(b)	$1,229,865
		7,562,769
Materials - 0.8%
16,100	The Dow Chemical Co. (a)(b)	863,604
Utilities - 1.1%
9,300	NextEra Energy, Inc. (a)(b)	1,124,742
Total Common Stock (Cost $48,945,328)		49,917,176
Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 19.9%
U.S. Treasury Securities -19.9%
$2,660,000	U.S. Treasury Bill (c)	0.46%	09/08/16	2,659,907
2,660,000	U.S. Treasury Bill (c)	0.34	10/06/16	2,659,417
2,590,000	U.S. Treasury Bill (c)	0.38	11/03/16	2,588,783
2,550,000	U.S. Treasury Bill (c)	0.42	12/08/16	2,547,797
2,550,000	U.S. Treasury Bill (c)	0.35	01/05/17	2,546,947
2,660,000	U.S. Treasury Bill (c)	0.53	02/02/17	2,655,127
2,550,000	U.S. Treasury Bill (c)	0.45	06/22/17	2,540,328
2,550,000	U.S. Treasury Bill (c)	0.56	08/17/17	2,535,628
				20,733,934
Total U.S. Government & Agency Obligations (Cost $20,732,152)				20,733,934
Shares	Security Description	Value
Money Market Fund (d) - 27.7%
28,788,698	Fidelity Investments Money Market Government Portfolio – Class I, 0.26% (e) (Cost $28,788,698)	28,788,698
Total Investments - 95.6% (Cost $98,466,178)*	$99,439,808
Total Written Options - (1.0)% (Premiums Received $(1,423,979))*	(1,011,930)
Other Assets & Liabilities, Net – 5.4%	5,604,698
Net Assets – 100.0%	$104,032,576

See Notes to Financial Statements.	3

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (1.0)%
Call Options Written - (0.7)%
(51)	Abbott Laboratories	$44.00	09/16	$(510)
(111)	Abbott Laboratories	43.00	09/16	(5,661)
(39)	Abbott Laboratories	44.00	10/16	(1,190)
(16)	Abbott Laboratories	46.00	10/16	(256)
(38)	Abbott Laboratories	44.00	10/16	(1,900)
(18)	Amgen, Inc.	170.00	09/16	(4,392)
(38)	Amgen, Inc.	170.00	09/16	(13,376)
(16)	Amgen, Inc.	175.00	10/16	(4,080)
(21)	Apple, Inc.	107.00	09/16	(2,163)
(18)	Apple, Inc.	104.00	09/16	(4,923)
(57)	Apple, Inc.	105.00	09/16	(14,022)
(16)	Apple, Inc.	100.00	09/16	(10,320)
(16)	Apple, Inc.	113.00	09/16	(528)
(76)	Bank of America Corp.	15.50	09/16	(6,764)
(179)	Bank of America Corp.	15.50	10/16	(16,468)
(434)	Bank of America Corp.	16.00	10/16	(31,682)
(63)	Bank of America Corp.	15.00	10/16	(8,914)
(119)	Cardinal Health, Inc.	82.50	09/16	(2,083)
(22)	Chevron Corp.	105.00	09/16	(308)
(21)	Chevron Corp.	105.00	09/16	(861)
(26)	Chevron Corp.	105.00	10/16	(2,184)
(21)	Chubb, Ltd.	130.00	09/16	(315)
(33)	Chubb, Ltd.	125.00	09/16	(8,827)
(15)	Chubb, Ltd.	130.00	10/16	(1,485)
(15)	Chubb, Ltd.	125.00	10/16	(5,700)
(77)	Cisco Systems, Inc.	31.00	09/16	(5,005)
(46)	Cisco Systems, Inc.	30.00	09/16	(6,900)
(44)	Cisco Systems, Inc.	31.00	09/16	(3,564)
(51)	Cisco Systems, Inc.	31.50	10/16	(2,652)
(38)	Cisco Systems, Inc.	32.00	10/16	(1,501)
(52)	Cisco Systems, Inc.	31.00	10/16	(4,732)
(38)	Comcast Corp., Class A	66.00	09/16	(988)
(53)	Comcast Corp., Class A	67.50	09/16	(530)
(53)	Comcast Corp., Class A	66.00	09/16	(4,240)
(21)	Comcast Corp., Class A	67.50	10/16	(1,134)
(16)	Comcast Corp., Class A	65.00	10/16	(2,608)
(18)	CVS Health Corp.	99.00	09/16	(18)
(18)	CVS Health Corp.	100.00	09/16	(18)
(26)	CVS Health Corp.	100.00	09/16	(26)
(18)	CVS Health Corp.	97.50	09/16	(495)
(18)	CVS Health Corp.	100.00	10/16	(288)
(63)	Diageo PLC, ADR	115.00	09/16	(3,906)
(52)	Diageo PLC, ADR	115.00	10/16	(9,152)
(16)	Diageo PLC, ADR	110.00	10/16	(7,152)
(21)	Exxon Mobil Corp.	93.00	09/16	(21)
(26)	Exxon Mobil Corp.	90.00	10/16	(2,002)
(89)	Ford Motor Co.	13.50	09/16	(89)
(77)	Ford Motor Co.	13.75	09/16	(77)
(78)	Ford Motor Co.	12.75	09/16	(1,404)
(21)	Ford Motor Co.	13.00	10/16	(441)
Contracts	Security Description	Strike Price	Exp. Date	Value
(56)	Ford Motor Co.	$12.00	10/16	$(4,480)
(64)	General Electric Co.	31.00	09/16	(2,688)
(51)	General Electric Co.	31.50	10/16	(1,530)
(154)	General Electric Co.	32.00	10/16	(4,158)
(51)	General Electric Co.	31.00	10/16	(3,646)
(26)	Honeywell International, Inc.	120.00	09/16	(468)
(25)	Honeywell International, Inc.	115.00	09/16	(6,250)
(28)	Honeywell International, Inc.	120.00	10/16	(3,668)
(255)	Intel Corp.	34.00	09/16	(49,852)
(18)	Intel Corp.	37.00	10/16	(1,116)
(76)	Intel Corp.	36.00	10/16	(8,208)
(18)	Johnson & Johnson	118.00	09/16	(4,410)
(36)	Johnson & Johnson	120.00	10/16	(7,092)
(26)	JPMorgan Chase & Co.	65.50	09/16	(5,239)
(38)	JPMorgan Chase & Co.	66.00	09/16	(6,498)
(21)	JPMorgan Chase & Co.	65.00	09/16	(5,775)
(38)	JPMorgan Chase & Co.	67.00	09/16	(6,194)
(104)	JPMorgan Chase & Co.	67.50	10/16	(17,264)
(127)	Kinder Morgan, Inc.	19.00	09/16	(36,449)
(15)	Kinder Morgan, Inc.	17.00	09/16	(7,275)
(31)	Kinder Morgan, Inc.	20.00	10/16	(6,897)
(44)	Macy's, Inc.	36.00	09/16	(4,202)
(58)	Macy's, Inc.	37.00	09/16	(3,799)
(125)	Macy's, Inc.	37.00	09/16	(9,625)
(21)	McDonald's Corp.	125.00	09/16	(42)
(21)	McDonald's Corp.	120.00	10/16	(1,995)
(18)	Medtronic PLC	87.50	09/16	(1,386)
(38)	Medtronic PLC	85.00	09/16	(9,253)
(44)	Medtronic PLC	87.50	09/16	(4,312)
(38)	Medtronic PLC	87.50	09/16	(4,066)
(28)	Medtronic PLC	90.00	10/16	(1,540)
(26)	MetLife, Inc.	43.00	09/16	(2,210)
(52)	MetLife, Inc.	45.00	09/16	(1,300)
(47)	MetLife, Inc.	42.50	09/16	(6,580)
(38)	MetLife, Inc.	42.50	09/16	(6,802)
(26)	MetLife, Inc.	44.00	10/16	(2,665)
(38)	MetLife, Inc.	42.50	10/16	(8,113)
(48)	Microsoft Corp.	57.50	09/16	(3,216)
(143)	Microsoft Corp.	57.00	09/16	(18,304)
(72)	Microsoft Corp.	55.00	10/16	(24,768)
(26)	Mondelez International Inc., Class A	48.00	09/16	(312)
(26)	Mondelez International Inc., Class A	44.50	09/16	(2,860)
(15)	Mondelez International Inc., Class A	43.00	09/16	(3,615)
(51)	Mondelez International Inc., Class A	47.00	10/16	(3,009)

See Notes to Financial Statements.	4

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
(77)	Mondelez International Inc., Class A	$46.00	10/16	$(6,930)
(93)	NextEra Energy, Inc.	125.00	09/16	(2,790)
(38)	Occidental Petroleum Corp.	80.00	09/16	(304)
(44)	Occidental Petroleum Corp.	78.50	09/16	(2,596)
(26)	Occidental Petroleum Corp.	78.50	10/16	(1,859)
(26)	Occidental Petroleum Corp.	77.50	10/16	(3,588)
(26)	Oracle Corp.	43.00	09/16	(364)
(42)	Oracle Corp.	42.00	09/16	(1,554)
(42)	Oracle Corp.	42.00	09/16	(2,898)
(24)	Oracle Corp.	43.00	10/16	(1,032)
(26)	PepsiCo, Inc.	108.00	09/16	(650)
(18)	PepsiCo, Inc.	110.00	09/16	(180)
(18)	PepsiCo, Inc.	107.00	09/16	(2,898)
(24)	PepsiCo, Inc.	110.00	10/16	(1,920)
(19)	PepsiCo, Inc.	105.00	10/16	(6,270)
(38)	Pfizer, Inc.	36.00	09/16	(57)
(26)	Pfizer, Inc.	37.00	09/16	(26)
(256)	Pfizer, Inc.	36.00	09/16	(1,280)
(51)	QUALCOMM, Inc.	62.50	09/16	(8,262)
(26)	QUALCOMM, Inc.	65.00	10/16	(2,314)
(47)	QUALCOMM, Inc.	62.50	10/16	(9,870)
(51)	QUALCOMM, Inc.	60.00	10/16	(19,380)
(76)	Raytheon Co.	140.00	09/16	(13,528)
(26)	Schlumberger, Ltd.	82.50	09/16	(572)
(37)	Schlumberger, Ltd.	85.00	09/16	(703)
(21)	Schlumberger, Ltd.	85.00	10/16	(1,239)
(15)	Target Corp.	75.00	09/16	(75)
(26)	Target Corp.	72.50	09/16	(702)
(39)	Target Corp.	74.00	09/16	(683)
(39)	Target Corp.	75.00	10/16	(1,443)
(23)	The Boeing Co.	140.00	09/16	(69)
(18)	The Boeing Co.	138.00	09/16	(468)
(26)	The Boeing Co.	140.00	10/16	(988)
(18)	The Boeing Co.	135.00	10/16	(2,340)
(26)	The Dow Chemical Co.	56.00	09/16	(52)
(26)	The Dow Chemical Co.	55.00	09/16	(728)
(26)	The Dow Chemical Co.	50.00	09/16	(9,958)
(21)	The Dow Chemical Co.	55.00	09/16	(956)
(16)	The Dow Chemical Co.	53.00	09/16	(2,288)
(21)	The Dow Chemical Co.	51.50	09/16	(5,449)
(25)	The Dow Chemical Co.	55.00	10/16	(1,850)
(57)	The Home Depot, Inc.	140.00	09/16	(342)
(18)	The Home Depot, Inc.	137.00	09/16	(1,125)
(34)	The Home Depot, Inc.	135.00	10/16	(8,194)
(21)	The Proctor & Gamble Co.	85.00	09/16	(5,502)
(26)	The Proctor & Gamble Co.	87.50	09/16	(2,782)
(21)	The Proctor & Gamble Co.	87.50	10/16	(3,255)
(21)	The Walt Disney Co.	105.00	09/16	(21)
(21)	The Walt Disney Co.	99.00	09/16	(168)
(21)	The Walt Disney Co.	98.50	09/16	(378)
Contracts	Security Description	Strike Price	Exp. Date	Value
(21)	The Walt Disney Co.	$100.00	10/16	$(546)
(35)	United Technologies Corp.	107.00	09/16	(5,180)
(22)	UnitedHealth Group, Inc.	141.00	09/16	(22)
(19)	UnitedHealth Group, Inc.	140.00	09/16	(580)
(60)	Verizon Communications, Inc.	55.00	09/16	(120)
(63)	Wells Fargo & Co.	50.00	09/16	(7,371)
(38)	Wells Fargo & Co.	49.00	09/16	(7,562)
(77)	Wells Fargo & Co.	50.00	10/16	(14,399)
(51)	Weyerhaeuser Co.	31.00	09/16	(4,335)
(52)	Weyerhaeuser Co.	31.00	10/16	(6,344)
Total Call Options Written (Premiums Received $(1,018,760))				(710,325)
Put Options Written - (0.3)%
(38)	Abbott Laboratories	41.50	09/16	(570)
(38)	Abbott Laboratories	42.00	09/16	(2,774)
(51)	Abbott Laboratories	39.00	09/16	(51)
(26)	Abbott Laboratories	43.00	09/16	(3,861)
(26)	Abbott Laboratories	42.50	09/16	(3,094)
(39)	Abbott Laboratories	40.50	10/16	(2,204)
(26)	Abbott Laboratories	41.00	10/16	(2,782)
(16)	Accenture PLC, Class A	105.00	09/16	(720)
(15)	Accenture PLC, Class A	105.00	10/16	(1,425)
(18)	Amgen, Inc.	160.00	09/16	(189)
(15)	Amgen, Inc.	160.00	09/16	(435)
(18)	Amgen, Inc.	150.00	09/16	(126)
(18)	Amgen, Inc.	160.00	10/16	(3,132)
(16)	Apple, Inc.	99.50	09/16	(160)
(26)	Apple, Inc.	100.00	09/16	(676)
(36)	Apple, Inc.	92.50	09/16	(180)
(16)	Apple, Inc.	90.00	09/16	(64)
(18)	Apple, Inc.	100.00	10/16	(1,836)
(51)	Bank of America Corp.	13.50	09/16	(51)
(51)	Bank of America Corp.	13.50	09/16	(51)
(102)	Bank of America Corp.	14.00	09/16	(204)
(140)	Bank of America Corp.	13.00	09/16	(140)
(51)	Bank of America Corp.	12.00	09/16	(51)
(51)	Bank of America Corp.	14.00	09/16	(153)
(38)	Bank of America Corp.	15.00	09/16	(570)
(51)	Bank of America Corp.	14.50	09/16	(510)
(63)	Bank of America Corp.	15.00	10/16	(1,701)
(204)	Bank of America Corp.	14.00	10/16	(2,652)
(38)	Bank of America Corp.	13.00	10/16	(228)
(42)	Cardinal Health, Inc.	80.00	09/16	(5,355)
(21)	Cardinal Health, Inc.	77.50	09/16	(1,155)

See Notes to Financial Statements.	5

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
(21)	Cardinal Health, Inc.	$77.50	10/16	$(3,045)
(21)	Chevron Corp.	100.00	09/16	(2,478)
(16)	Chevron Corp.	92.50	09/16	(224)
(21)	Chevron Corp.	99.00	09/16	(3,013)
(18)	Chevron Corp.	97.50	10/16	(2,790)
(26)	Chubb, Ltd.	125.00	09/16	(2,080)
(31)	Chubb, Ltd.	120.00	10/16	(3,379)
(76)	Cisco Systems, Inc.	29.00	09/16	(152)
(38)	Cisco Systems, Inc.	28.00	09/16	(76)
(52)	Cisco Systems, Inc.	29.50	09/16	(52)
(38)	Cisco Systems, Inc.	30.00	10/16	(1,064)
(26)	Cisco Systems, Inc.	29.00	10/16	(520)
(38)	Cisco Systems, Inc.	28.00	10/16	(494)
(26)	Comcast Corp., Class A	65.00	09/16	(1,235)
(64)	Comcast Corp., Class A	65.00	09/16	(4,544)
(39)	Comcast Corp., Class A	64.50	09/16	(3,354)
(39)	Comcast Corp., Class A	65.00	10/16	(6,123)
(18)	CVS Health Corp.	95.00	09/16	(3,753)
(21)	CVS Health Corp.	93.50	09/16	(3,118)
(18)	CVS Health Corp.	94.00	09/16	(3,456)
(15)	CVS Health Corp.	90.00	09/16	(915)
(18)	CVS Health Corp.	95.00	10/16	(5,688)
(21)	CVS Health Corp.	90.00	10/16	(2,352)
(18)	Diageo PLC, ADR	110.00	09/16	(1,404)
(26)	Diageo PLC, ADR	105.00	09/16	(455)
(18)	Diageo PLC, ADR	110.00	10/16	(3,510)
(18)	Diageo PLC, ADR	105.00	10/16	(1,386)
(12)	Exxon Mobil Corp.	90.00	09/16	(3,462)
(15)	Exxon Mobil Corp.	90.00	09/16	(4,530)
(18)	Exxon Mobil Corp.	87.50	10/16	(3,915)
(16)	Exxon Mobil Corp.	82.50	10/16	(1,184)
(21)	Fluor Corp.	45.00	10/16	(630)
(77)	Ford Motor Co.	12.75	09/16	(2,503)
(51)	General Electric Co.	31.00	09/16	(1,581)
(51)	General Electric Co.	30.00	09/16	(510)
(154)	General Electric Co.	30.00	10/16	(5,698)
(18)	Gilead Sciences, Inc.	77.00	09/16	(234)
(21)	Gilead Sciences, Inc.	72.50	10/16	(1,680)
(16)	Honeywell International, Inc.	110.00	09/16	(288)
(21)	Honeywell International, Inc.	105.00	09/16	(210)
(26)	Honeywell International, Inc.	110.00	10/16	(2,574)
(102)	Intel Corp.	32.00	09/16	(102)
(64)	Intel Corp.	34.00	09/16	(1,184)
(26)	Intel Corp.	33.00	10/16	(780)
(102)	Intel Corp.	32.00	10/16	(2,040)
(15)	Johnson & Johnson	118.00	09/16	(1,665)
(18)	Johnson & Johnson	117.00	09/16	(1,449)
(33)	Johnson & Johnson	115.00	10/16	(3,151)
(26)	JPMorgan Chase & Co.	61.50	09/16	(26)
(26)	JPMorgan Chase & Co.	61.00	09/16	(26)
(47)	JPMorgan Chase & Co.	60.00	09/16	(188)
Contracts	Security Description	Strike Price	Exp. Date	Value
(38)	JPMorgan Chase & Co.	$63.00	09/16	$(1,102)
(102)	JPMorgan Chase & Co.	60.00	10/16	(3,672)
(38)	Kinder Morgan, Inc.	19.00	09/16	(38)
(51)	Kinder Morgan, Inc.	19.00	09/16	(102)
(102)	Kinder Morgan, Inc.	18.00	09/16	(102)
(51)	Kinder Morgan, Inc.	16.00	09/16	(51)
(38)	Kinder Morgan, Inc.	18.50	09/16	(38)
(38)	Kinder Morgan, Inc.	20.00	09/16	(703)
(102)	Kinder Morgan, Inc.	19.00	10/16	(2,142)
(21)	McDonald's Corp.	115.00	09/16	(1,995)
(21)	McDonald's Corp.	110.00	10/16	(1,995)
(42)	Medtronic PLC	85.00	09/16	(1,680)
(26)	Medtronic PLC	82.50	09/16	(390)
(26)	Medtronic PLC	84.00	09/16	(1,027)
(26)	Medtronic PLC	82.50	10/16	(1,898)
(21)	MetLife, Inc.	39.50	09/16	(21)
(52)	MetLife, Inc.	40.00	09/16	(572)
(26)	MetLife, Inc.	35.00	09/16	(26)
(18)	MetLife, Inc.	36.50	09/16	(108)
(38)	MetLife, Inc.	37.00	09/16	(456)
(26)	MetLife, Inc.	38.00	10/16	(572)
(38)	MetLife, Inc.	37.50	10/16	(1,178)
(26)	Microsoft Corp.	55.00	09/16	(286)
(26)	Microsoft Corp.	49.00	09/16	(26)
(26)	Microsoft Corp.	55.00	09/16	(546)
(26)	Microsoft Corp.	56.00	09/16	(1,274)
(26)	Microsoft Corp.	55.50	09/16	(1,014)
(26)	Microsoft Corp.	55.00	10/16	(2,418)
(73)	Microsoft Corp.	52.50	10/16	(3,285)
(77)	Mondelez International Inc., Class A	40.00	09/16	(539)
(26)	Mondelez International Inc., Class A	39.00	09/16	(26)
(77)	Mondelez International Inc., Class A	39.00	10/16	(1,694)
(42)	NextEra Energy, Inc.	120.00	09/16	(5,880)
(21)	NextEra Energy, Inc.	120.00	10/16	(5,670)
(18)	NextEra Energy, Inc.	115.00	10/16	(2,340)
(51)	Occidental Petroleum Corp.	70.00	09/16	(765)
(26)	Occidental Petroleum Corp.	72.50	09/16	(1,339)
(26)	Occidental Petroleum Corp.	73.00	10/16	(1,911)
(26)	Occidental Petroleum Corp.	70.00	10/16	(1,352)
(94)	Oracle Corp.	39.00	09/16	(1,222)
(21)	Oracle Corp.	38.00	09/16	(147)
(41)	Oracle Corp.	39.00	09/16	(1,476)
(42)	Oracle Corp.	38.00	10/16	(1,428)
(26)	PepsiCo, Inc.	105.00	09/16	(715)
(18)	PepsiCo, Inc.	105.00	09/16	(918)
(18)	PepsiCo, Inc.	105.00	09/16	(1,962)
(18)	PepsiCo, Inc.	105.00	10/16	(2,745)
(26)	Pfizer, Inc.	35.50	09/16	(1,976)
(52)	Pfizer, Inc.	35.00	09/16	(2,600)
(38)	Pfizer, Inc.	34.00	09/16	(570)

See Notes to Financial Statements.	6

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
(38)	Pfizer, Inc.	$33.00	10/16	$(912)
(18)	PVH Corp.	100.00	09/16	(585)
(26)	QUALCOMM, Inc.	52.50	09/16	(26)
(26)	QUALCOMM, Inc.	50.00	09/16	(26)
(21)	QUALCOMM, Inc.	60.00	10/16	(1,544)
(47)	QUALCOMM, Inc.	57.50	10/16	(1,692)
(15)	Raytheon Co.	140.00	09/16	(2,460)
(21)	Raytheon Co.	130.00	09/16	(305)
(21)	Raytheon Co.	135.00	10/16	(3,654)
(26)	Schlumberger, Ltd.	72.50	09/16	(520)
(26)	Schlumberger, Ltd.	76.50	09/16	(3,367)
(21)	Schlumberger, Ltd.	75.00	10/16	(3,192)
(47)	Target Corp.	70.00	09/16	(4,606)
(26)	Target Corp.	67.50	09/16	(884)
(21)	Target Corp.	71.00	09/16	(3,538)
(18)	Target Corp.	70.00	10/16	(3,294)
(18)	Target Corp.	67.50	10/16	(1,764)
(15)	The Boeing Co.	120.00	09/16	(270)
(13)	The Boeing Co.	124.00	09/16	(923)
(16)	The Boeing Co.	128.00	09/16	(3,288)
(26)	The Boeing Co.	130.00	10/16	(9,854)
(18)	The Boeing Co.	125.00	10/16	(3,564)
(26)	The Dow Chemical Co.	51.50	09/16	(299)
(44)	The Dow Chemical Co.	47.00	09/16	(308)
(21)	The Dow Chemical Co.	50.50	09/16	(819)
(26)	The Dow Chemical Co.	49.00	09/16	(559)
(26)	The Dow Chemical Co.	50.00	10/16	(1,560)
(31)	The Home Depot, Inc.	125.00	09/16	(403)
(21)	The Home Depot, Inc.	128.00	09/16	(914)
(36)	The Home Depot, Inc.	130.00	10/16	(5,436)
(47)	The Proctor & Gamble Co.	82.50	09/16	(423)
(21)	The Proctor & Gamble Co.	82.50	10/16	(1,365)
(21)	The Walt Disney Co.	95.00	09/16	(2,583)
(18)	The Walt Disney Co.	92.50	09/16	(648)
(21)	The Walt Disney Co.	94.00	09/16	(2,520)
(39)	The Walt Disney Co.	92.50	10/16	(4,758)
(21)	United Parcel Service, Inc., Class B	105.00	09/16	(441)
(21)	United Technologies Corp.	100.00	09/16	(410)
(16)	United Technologies Corp.	105.00	10/16	(3,016)
(26)	UnitedHealth Group, Inc.	130.00	09/16	(1,430)
(16)	UnitedHealth Group, Inc.	135.00	10/16	(5,680)
(16)	UnitedHealth Group, Inc.	125.00	10/16	(1,792)
(63)	Verizon Communications, Inc.	52.50	09/16	(4,252)
(52)	Verizon Communications, Inc.	50.00	10/16	(3,120)
(38)	Wells Fargo & Co.	46.00	09/16	(133)
(51)	Wells Fargo & Co.	45.00	09/16	(153)
Contracts	Security Description	Strike Price	Exp. Date	Value
(38)	Wells Fargo & Co.	$44.00	09/16	$(76)
(77)	Wells Fargo & Co.	45.00	10/16	(1,617)
(64)	Weyerhaeuser Co.	29.00	09/16	(960)
(38)	Weyerhaeuser Co.	30.00	09/16	(760)
(26)	Weyerhaeuser Co.	29.00	10/16	(780)
(38)	Weyerhaeuser Co.	28.00	10/16	(760)
Total Put Options Written (Premiums Received $(405,219))				(301,605)
Total Written Options - (1.0)% (Premiums Received $(1,423,979))				$(1,011,930)

See Notes to Financial Statements.	7

MAI MANAGED VOLATILITY FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2016

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.

(c)	Rate presented is yield to maturity.
(d)	All or a portion of this security is held as collateral for written options.
(e)	Variable rate security. Rate presented is as of August 31, 2016.

*  Cost for federal income tax purposes is $99,418,693 and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$750,360
Gross Unrealized Depreciation	(1,741,175)
Net Unrealized Depreciation	$(990,815)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,240,221	$-	$-	$1,240,221
Consumer Discretionary	7,817,373	-	-	7,817,373
Consumer Staples	6,127,045	-	-	6,127,045
Energy	4,279,236	-	-	4,279,236
Financials	7,462,833	-	-	7,462,833
Health Care	7,936,474	-	-	7,936,474
Industrials	5,502,879	-	-	5,502,879
Information Technology	7,562,769	-	-	7,562,769
Materials	863,604	-	-	863,604
Utilities	1,124,742	-	-	1,124,742
U.S. Government & Agency Obligations	-	20,733,934	-	20,733,934
Money Market Fund	-	28,788,698	-	28,788,698
Total Investments At Value	$49,917,176	$49,522,632	$-	$99,439,808
Total Assets	$49,917,176	$49,522,632	$-	$99,439,808
Liabilities
Other Financial Instruments**
Written Options	(518,900)	(493,030)	-	(1,011,930)
Total Liabilities	$(518,900)	$(493,030)	$-	$(1,011,930)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at year end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended August 31, 2016.

PORTFOLIO HOLDINGS
% of Net Assets
Common Stock	48.0%
U.S. Government & Agency Obligations***	19.9%
Money Market Fund***	27.7%
Written Options	(1.0)%
Other Assets and Liabilities	5.4%
100.0%
*** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

PORTFOLIO HOLDINGS
% of Common Stock
Communications	2.5%
Consumer Discretionary	15.7%
Consumer Staples	12.3%
Energy	8.6%
Financials	14.9%
Health Care	15.9%
Industrials	11.0%
Information Technology	15.1%
Materials	1.7%
Utilities	2.3%
100.0%

See Notes to Financial Statements.	8

MAI MANAGED VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2016

ASSETS
Total investments, at value (Cost $98,466,178)	$99,439,808
Deposits with broker	4,861,139
Receivables:
Fund shares sold	791,378
Dividends	200,514
Prepaid expenses	20,155
Total Assets	105,312,994

LIABILITIES
Call options written, at value (Premiums received $1,018,760)	710,325
Put options written, at value (Premiums received $405,219)	301,605
Payables:
Investment securities purchased	149,440
Fund shares redeemed	20,740
Accrued Liabilities:
Investment adviser fees	42,986
Trustees' fees and expenses	15
Fund services fees	17,232
Other expenses	38,075
Total Liabilities	1,280,418

NET ASSETS	$104,032,576

COMPONENTS OF NET ASSETS
Paid-in capital	$105,523,541
Undistributed net investment income	147,044
Accumulated net realized loss	(3,023,688)
Net unrealized appreciation	1,385,679
NET ASSETS	$104,032,576

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	9,783,757
Investor Class	55,684

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $103,436,264)	$10.57
Investor Class (based on net assets of $596,312)	$10.71
See Notes to Financial Statements.	9

MAI MANAGED VOLATILITY FUND STATEMENT OF OPERATIONS AUGUST 31, 2016

INVESTMENT INCOME
Dividend income	$1,561,427
Interest income	32,965
Total Investment Income	1,594,392

EXPENSES
Investment adviser fees	776,720
Fund services fees	194,200
Transfer agent fees:
Institutional Class	9,872
Investor Class	2,594
Non 12b-1 shareholder servicing fees:
Institutional Class	78,016
Investor Class	674
Distribution fees:
Investor Class	1,726
Custodian fees	11,158
Registration fees:
Institutional Class	17,285
Investor Class	16,594
Professional fees	46,367
Trustees' fees and expenses	9,940
Miscellaneous expenses	62,243
Total Expenses	1,227,389
Fees waived	(200,391)
Net Expenses	1,026,998

NET INVESTMENT INCOME	567,394

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,442,113)
Securities sold short	4,529
Written options	3,580,910
Net realized loss	(1,856,674)
Net change in unrealized appreciation (depreciation) on:
Investments	6,294,464
Written options	685,524
Net change in unrealized appreciation (depreciation)	6,979,988
NET REALIZED AND UNREALIZED GAIN	5,123,314
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,690,708

See Notes to Financial Statements.	10

MAI MANAGED VOLATILITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
OPERATIONS
Net investment income	$567,394	$545,864
Net realized gain (loss)	(1,856,674)	3,544,400
Net change in unrealized appreciation (depreciation)	6,979,988	(6,086,482)
Increase (Decrease) in Net Assets Resulting from Operations	5,690,708	(1,996,218)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Institutional Class	(417,380)	(363,538)
Net realized gain:
Institutional Class	(3,624,229)	(7,137,677)
Investor Class	(26,017)	(66,579)
Total Distributions to Shareholders	(4,067,626)	(7,567,794)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	13,675,259	41,911,303
Investor Class	43,486	179,407
Reinvestment of distributions:
Institutional Class	3,984,119	7,335,452
Investor Class	25,276	64,779
Redemption of shares:
Institutional Class	(21,695,190)	(17,251,977)
Investor Class	(276,575)	(276,241)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,243,625)	31,962,723
Increase (Decrease) in Net Assets	(2,620,543)	22,398,711

NET ASSETS
Beginning of Year	106,653,119	84,254,408
End of Year (Including line (a))	$104,032,576	$106,653,119

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	1,322,813	3,830,755
Investor Class	4,090	16,157
Reinvestment of distributions:
Institutional Class	389,822	697,316
Investor Class	2,445	6,109
Redemption of shares:
Institutional Class	(2,109,823)	(1,598,769)
Investor Class	(26,559)	(25,190)
Increase (Decrease) in Shares	(417,212)	2,926,378

(a) Undistributed net investment income	$147,044	$85,792

See Notes to Financial Statements.	11

MAI MANAGED VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each year.

	For the Years Ended August 31,
	2016	2015	2014	2013	2012
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning
of Year	$10.40	$11.49	$10.93	$10.86	$10.26
INVESTMENT OPERATIONS
Net investment income (a)	0.06	0.06	0.04	0.06	0.07
Net realized and unrealized
gain (loss)	0.51	(0.29)	1.18	0.44	1.00
Total from Investment
Operations	0.57	(0.23)	1.22	0.50	1.07
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.04)	(0.04)	(0.03)	(0.05)	(0.08)
Net realized gain	(0.36)	(0.82)	(0.63)	(0.38)	(0.39)
Total Distributions to
Shareholders	(0.40)	(0.86)	(0.66)	(0.43)	(0.47)
NET ASSET VALUE, End
of Year	$10.57	$10.40	$11.49	$10.93	$10.86
TOTAL RETURN	5.65%	(1.99)%	11.62%	4.81%	10.71%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Year (000's omitted)	$103,436	$105,857	$83,343	$71,896	$46,352
Ratios to Average Net Assets:
Net investment income	0.55%	0.53%	0.32%	0.52%	0.66%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Gross expenses (b)	1.17%	1.11%	1.17%	1.21%	1.53%
PORTFOLIO TURNOVER RATE	85%	147%	203%	192%	102%

(a)	Calculated based on average shares outstanding during each year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

MAI MANAGED VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each year.

	For the Years Ended August 31,
	2016	2015	2014	2013	2012
INVESTOR CLASS
NET ASSET VALUE, Beginning
of Year	$10.51	$11.60	$11.00	$10.90	$10.27
INVESTMENT OPERATIONS
Net investment income (a)	0.03	0.03	0.01	0.03	0.04
Net realized and unrealized
gain (loss)	0.53	(0.30)	1.22	0.45	1.00
Total from Investment
Operations	0.56	(0.27)	1.23	0.48	1.04
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—	—	—	—	(0.02)
Net realized gain	(0.36)	(0.82)	(0.63)	(0.38)	(0.39)
Total Distributions to
Shareholders	(0.36)	(0.82)	(0.63)	(0.38)	(0.41)
NET ASSET VALUE, End
of Year	$10.71	$10.51	$11.60	$11.00	$10.90
TOTAL RETURN	5.46%	(2.33)%	11.62%	4.58%	10.35%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of
Year (000's omitted)	$596	$796	$912	$916	$6,070
Ratios to Average Net Assets:
Net investment income	0.29%	0.29%	0.07%	0.28%	0.43%
Net expenses	1.24%	1.24%	1.24%	1.24%	1.24%
Gross expenses (b)	4.33%	3.54%	3.40%	2.21%	2.12%
PORTFOLIO TURNOVER RATE	85%	147%	203%	192%	102%

(a)	Calculated based on average shares outstanding during each year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	13

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Note 1. Organization
The MAI Managed Volatility Fund (the "Fund") is a diversified portfolio of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund's investment objective is income and long-term capital appreciation. Prior to September 28, 2015, the Fund was named Dividend Plus+ Income Fund.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of August 31, 2016, for the Fund's investments is included in the Fund's Notes to Schedules of Investments and Call and Put Options Written.
14

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.
Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Schedule of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of August 31, 2016, are disclosed in the Fund's Schedule of Call and Put Options Written.
Transactions in written options during the year ended August 31, 2016, were as follows:
	Calls		Puts
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options Outstanding, August 31, 2015	(7,245)	$(599,513)	(7,117)	$(470,795)
Options written	(63,088)	(7,199,818)	(55,178)	(4,087,987)
Options terminated in closing transactions	25,680	2,992,656	9,204	673,131
Options exercised	7,102	918,088	3,728	300,139
Options expired	30,500	2,869,827	42,770	3,180,293
Options Outstanding, August 31, 2016	(7,051)	$(1,018,760)	(6,593)	$(405,219)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
15

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates. The Fund has adopted a Distribution Plan (the "Plan") for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $50,000 for service to the Trust ($66,000 for the Chairman). The Audit Committee Chairman and Vice Chairman receive an additional $6,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2017, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2016, fees waived and expenses reimbursed were $200,391.
The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the Expense Cap if (1) such payment is made within three years of the fees waived or expense reimbursement and (2) the resulting expenses do not exceed 0.99% and 1.24% of the Institutional Class and Investor Class, respectively. As of August 31, 2016, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:
	Amount of Fees Waived	Expiration Date to Recoup Fees Waived	Fees Recouped
August 31, 2014	$153,301	August 31, 2017	$-
August 31, 2015	$137,388	August 31, 2018	$-
August 31, 2016	$200,391	August 31, 2019	$-

16

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended August 31, 2016, were $43,847,848 and $45,243,279, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended August 31, 2016 for any derivative type that was held during the period is as follows:
Written Options	$(11,287,805)

The Fund's use of derivatives during the year ended August 31, 2016, was limited to written options.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of August 31, 2016:
Location	Equity Contracts
Liability derivatives:
Call options written, at value	$(710,325)
Put options written, at value	(301,605)
Total liability derivatives	$(1,011,930)

Realized and unrealized gains and losses on derivatives contracts during the year ended August 31, 2016 by the Fund are recorded in the following locations on the Statement of Operations:
Location	Equity Contracts
Net realized gain (loss) on:
Written options	$3,580,910

Net change in unrealized appreciation (depreciation) on:
Written options	$685,524

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2016. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(1,011,930)	$1,011,930	$-	$-

*	Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
**	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
Note 7. Federal Income Tax
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
	2016	2015
Ordinary Income	$3,981,323	$7,352,230
Long-Term Capital Gain	86,303	215,564
	$4,067,626	$7,567,794

17

MAI MANAGED VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

As of August 31, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	$147,044
Capital and Other Losses	(647,194)
Unrealized Depreciation	(990,815)
Total	$(1,490,965)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences relating to constructive sales, wash sales and straddles.
For tax purposes, the current year post-October loss was $647,194 (realized during the period November 1, 2015 through August 31, 2016). This loss will be recognized for tax purposes on the first business day of the Fund's next fiscal year, September 1, 2016.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2016. The following reclassification was the result of partnerships and real estate investment trusts and has no impact on the net assets of the Fund.

Undistributed Net Investment Income	$(88,762)
Accumulated Net Realized Loss	88,762

Note 8. Underlying Investment in Other Investment Companies
The Fund currently meets the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund by investing a portion of its assets in the Fidelity Investments Money Market Government Portfolio – Class I and holding the shares in a segregated account pledged to the prime broker. The performance of the Fund may be directly affected by the performance of the Fidelity Investments Money Market Government Portfolio – Class I. As of August 31, 2016, the percentage of net assets invested in the Fidelity Investments Money Market Government Portfolio – Class I was 27.7%. The latest financial statements for the Fidelity Investments Money Market Government Portfolio – Class I can be found at www.sec.gov.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.
18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds
and the Shareholders of MAI Managed Volatility Fund

We have audited the accompanying statement of assets and liabilities of the MAI Managed Volatility Fund (formerly known as Dividend Plus+ Income Fund), a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MAI Managed Volatility Fund as of August 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 19, 2016

19

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2016

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2016, through August 31, 2016.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2016	August 31, 2016	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,062.30	$5.13	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.16	$5.03	0.99%
Investor Class
Actual	$1,000.00	$1,061.39	$6.43	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.90	$6.29	1.24%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

20

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2016

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 37.29% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 39.39% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 89.52% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.
Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003; formerly, Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm) 1995-2002.	24	None
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	24	None
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	24	None
David Tucker Born: 1958	Trustee; Vice Chairman	Since 2011 (Vice Chairman since 2015)	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	46	Trustee, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds
Interested Trustee
John Y. Keffer[2] Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	46	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds
[1]The Fund Complex includes the Trust, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
[2]Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

21

MAI MANAGED VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2016

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Carlyn Edgar Born: 1963	Vice President	Since 2008	Senior Vice President, Atlantic since 2008; Chief Compliance Officer, 2008-2016.	N/A	N/A
Dennis Mason Born: 1967	Chief Compliance Officer	Since 2016	Fund Compliance Officer, Atlantic since 2013; Senior Specialist, Atlantic, 2011-2013; Senior Analyst, Atlantic 2008-2011.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds II, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.

22

MAI Managed Volatility Fund

Investor Class
(DIVPX)
Institutional Class
(MAIPX)

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-ANR-0816

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(b)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(c)	There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(d)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,500 in 2015 and $14,500 in 2016.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2015 and $3,000 in 2016.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series"). In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2015 and $0 in 2016. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 19, 2016
By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 19, 2016